Financial instruments - fair values and risk management (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Summary of Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value
The following are the fair values and carrying amounts of financial assets and liabilities in the Consolidated Statement of Financial Position:

	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	2022	2022	2021	2021
	€ '000s	€ '000s	€ '000s	€ '000s
Assets
Loans receivable	25,524	25,524	25,516	25,516
Trade and other receivables	75,700	75,700	119,841	119,841
Regulatory deposits	11,809	11,809	8,594	8,594
Restricted cash	148,240	148,240	60,296	60,296
Cash and cash equivalents	254,778	254,778	293,798	293,798
Financial assets
Investments in non-listed equity instruments	1,781	1,781	1,686	1,686
Total	517,832	517,832	509,731	509,731

Liabilities
Derivative financial instruments	15,129	15,129	—	—
Trade and other payables	129,074	129,074	134,930	134,930
Lease liabilities	17,259	17,259	16,249	16,249
Deferred consideration	—	—	13,200	13,200
Interest-bearing loans and borrowings	1,203	1,203	3,772	3,772
Customer liabilities (at fair value through profit/loss)	50,246	50,246	51,959	51,959
Total	212,911	212,911	220,110	220,110

Net	304,921	304,921	289,621	289,621

Summary of of key valuation assumptions
The fair value of the option liability as at December 31, 2022 is €15.1 million (2021: nil) and is recognized in the derivative financial instruments line within the liabilities of the Consolidated Statements of Financial Position. The change in fair value is recognized in the change in fair value of option line within the Consolidated Statement of Profit or Loss, net of the €21.4 million gain on Verno option discussed in note 4. The key valuation assumptions as at December 31, 2022 are as follows:

Exercise price ($m)	3.2
Volatility	59.17%
Time to expiration (years)	1.5
Risk-free rate	4.57%
Probability of conditions being met	58%

Summary of Tabular Form Of Interest Bearing Loans And Borrowings
Interest-bearing loans and borrowings
At Amortized cost

	2022 € '000s	2021 € '000s
Current interest-bearing loans and borrowings
Financial institution loan (ZAR 1.25% interest)	—	1,537
Financial institution loan (ZAR 15% interest)	1,073	1,318
Other loans (NGN 0%)	122	126
Other loans (EUR 0%)	8	27
Total current interest-bearing loans and borrowings	1,203	3,008

Non-current interest-bearing loans and borrowings
Financial institution loan (ZAR 1.25% interest)	—	764
Total non-current interest-bearing loans and borrowings	—	764

Summary of Tabular Form Of Analysis Of Loan And Borrowings
Analysis of loans and borrowings for the year ended December 31, 2022

Facility	Maturity	Interest rate	Currency	Facility amount € '000s
Financial institution loan	On demand	15.00%	ZAR	R75,032
Other loans	On demand	0.00%	EUR	Unspecified
Other loans	On demand	0.00%	NGN	Unspecified

Analysis of loans and borrowings for the year ended December 31, 2021

Facility	Maturity	Interest rate	Currency	Facility amount € '000s
Financial institution loan	June 15, 2022	15.00%	ZAR	R75,032
Financial institution loan	August 31, 2023	1.25%	ZAR	R49,944
Other loans	On demand	0.00%	EUR	Unspecified
Other loans	On demand	0.00%	NGN	Unspecified

Summary of cash and cash equivalents	Cash and cash equivalents comprise of:

	2022 € '000s	2021 € '000s
Cash-in-transit	38,087	35,525
Processor bank balances	47,335	41,696
Bank balances	169,356	216,577
	254,778	293,798

Summary of cash flows for financial liabilities	The following table shows the cash flows for financial liabilities.

	Carrying Amount € '000s	Contractual cashflows € '000s	less than1 year € '000s	1 - 2 years € '000s	3 - 5 years € '000s	Over 5 years € '000s
At December 31, 2022
Liabilities
Trade payables	63,735	63,735	63,735	—	—	—
Accruals	63,465	63,465	63,465	—	—	—
Other payables	1,874	1,874	1,874	—	—	—
Customer liabilities (at fair value through profit/loss)	50,246	50,246	50,246	—	—	—
Lease liabilities	17,259	22,616	7,536	7,375	7,586	119
Derivative financial instruments	15,129	15,129	—	15,129	—	—
Interest-bearing loans and borrowings - principal	661	661	661	—	—	—
Interest-bearing loans and borrowings - interest	542	542	542	—	—	—
Total	212,911	218,268	188,059	22,504	7,586	119

At December 31, 2021
Liabilities
Trade payables	77,651	77,651	77,651	—	—	—
Accruals	57,279	57,279	57,279	—	—	—
Other payables	1,106	1,106	1,106	—	—	—
Customer liabilities (at fair value through profit/loss)	51,959	51,959	51,959	—	—	—
Lease liabilities	16,249	19,236	5,746	5,422	7,914	154
Deferred consideration	13,200	13,200	13,200	—	—	—
Interest-bearing loans and borrowings - principal	3,327	3,327	2,563	764	—	—
Interest-bearing loans and borrowings - interest	445	560	556	4	—	—
Total	221,216	224,318	210,060	6,190	7,914	154

Summary of reconciliation of liabilities arising from financing activities
Changes in liabilities arising from financing activities

	Interest-bearing loans and borrowings and deferred consideration € '000s	Lease liabilities € '000s	Total € '000s
At January 1, 2020	217,365	9,893	227,258
Cash inflows	7,142	—	7,142
Cash outflows	(15,779)	(2,645)	(18,424)
Loans novated	29,844	—	29,844
Deferred consideration paid	(66,027)	—	(66,027)
Effects of movements in exchange rates	(1,945)	128	(1,817)
New leases	—	196	196
Increase in deferred consideration	25,600	—	25,600
Arising from business combinations	6,306	815	7,121
Interest	10,306	685	10,991
At December 31, 2020	212,812	9,072	221,884
Cash inflows	—	—	—
Cash outflows	(24,641)	(3,413)	(28,054)
Deferred consideration paid	(4,050)	—	(4,050)
Effects of movements in exchange rates	4,124	527	4,651
Disposals	—	(347)	(347)
New leases	—	1,311	1,311
Other	25	—	25
Increase in deferred consideration	15,161	—	15,161
Loans novated - share subscription	(202,625)	—	(202,625)
Arising from business combinations	10,741	8,602	19,343
Liabilities assumed on business combination	2,881	—	2,881
Loans novated	(12)	—	(12)
Loans waived	(2,808)	—	(2,808)
Interest	5,364	497	5,861
At December 31, 2021	16,972	16,249	33,221
Cash outflows	(26,679)	(8,222)	(34,901)
Loans assumed in connection with the shares repurchased (See note 17.1)	222,345	—	222,345
Payments related to the repurchased shares (See note 17.1)	(224,322)	—	(224,322)
Deferred consideration paid	(13,200)	—	(13,200)
Effects of movements in exchange rates	1,875	(305)	1,570
Disposals	—	(112)	(112)
New leases	—	8,024	8,024
Arising as a result of merger	671	—	671
Arising from business combinations	23,445	—	23,445
Liabilities assumed on business combination	—	671	671
Interest	96	955	1,051
At December 31, 2022	1,203	17,260	18,463